Finance income (Tables)	6 Months Ended
Jun. 30, 2023
Finance Income.
Schedule of finance income

	6 months ended	6 months ended
	June 30,	June 30,
	2023	2022
	£ 000	£ 000
In-kind interest on convertible loan notes	(7,964)	(7,005)
Foreign exchange loss	—	(12,981)
Interest expense on leases	(109)	(67)
Other	(67)	(10)
Total finance costs	(8,140)	(20,063)

Interest income on deposits	1,704	—
Foreign exchange gain	12,089	—
Fair value movements on convertible loan notes (note 13)	16,510	38,124
Fair value movements on warrant liabilities (note 11)	2,030	4,373
Total finance income	32,333	42,497

Total net finance income	24,193	22,434